S000045241 [Member] Annual Fund Operating Expenses - SFT T. Rowe Price Value Fund - SFT T. Rowe Price Value Fund	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	1.01%